LETTER TO E*TRADE FUNDS(R) SHAREHOLDERS



                         IN 2002, E*TRADE FUNDS PROVIDED INVESTORS WITH INVESTMENT OPPORTUNITIES IN SPECIFIC ASSET CLASSES.



                         Dear E*TRADE Funds Shareholder:

                         2002 was a difficult year for investors. Equities were down once again, with continuing uncertainty about overall economic conditions running high. Against this background, E*TRADE Funds remained focused on its goal of providing investors with an affordable way to invest in specific asset classes.

                         Many E*TRADE Funds shareholders continued to focus on the long-term by creating a diversified portfolio through asset allocation. In 2002, E*TRADE Advisory Services, Inc. added portfolio analysis and E*TRADE Securities added mutual fund research tools to help investors better understand and manage their investments.

                         E*TRADE Funds' offer investment OPPORTUNITIES IN CORE ASSET CLASSES, including:

                             o Stock index funds like the S&P 500 Index Fund, Russell 2000 Index Fund, Technology Index Fund, and International Index Fund
                             o  Bond Fund
                             o  Premier Money Market Fund

                         We understand that investors want mutual funds that they can trust to stay true to their investment style. By using an index approach, each of our equity funds provided investors with a way to invest in a broad index of securities. Each of the index funds provided investors with investment returns similar to those of the index it was following. E*TRADE Funds also provided investors with access to fixed-income markets with the Bond and Premier Money Market Funds. E*TRADE Asset Management is now providing active management to these funds, drawing on the experience we and our affiliates have in managing over $25 billion of fixed-income investments. Each of these funds had positive returns in 2002.


                         Enclosed you'll find your copy of the 2002 E*TRADE Funds Annual Report. In it, you will get a recap of the year 2002 and gain insights from fund managers.

                         I hope you'll find the report valuable and informative.

                         Thank you for your investment in the E*TRADE Funds. We value our relationship with you, and look forward to serving your investment needs for many years to come.

                         Sincerely,


                         /s/ LIAT RORER
                         Liat Rorer
                         President, E*TRADE Funds



This material must be preceded or accompanied by a current prospectus. To obtain a prospectus containing more complete information, please visit ETRADE.COM Please read the prospectus carefully before investing.

The E*TRADE Premier Money Market Fund is managed to maintain a stable $1 share price. As with all money market funds, an investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund."

Securities products and services offered by E*TRADE Securities LLC (member NASD/SIPC) are not insured by the FDIC, are not guaranteed deposits or obligations of E*TRADE Bank, and are subject to investment risk, including possible loss of the principal invested.

E*TRADE Securities LLC and E*TRADE Advisory Services, Inc. are separate companies which are wholly-owned subsidiaries of E*TRADE Group, Inc.

System response and account access times may vary due to a variety of factors, including trading volumes, market conditions, system performance, and other factors.

The E*TRADE S&P 500 Index Fund ("Fund") seeks to track the performance, before fees and expenses, of the S&P 500 Index ("Index"). 1 The Fund invests all of its assets on the S&P 500 Index Master Portfolio ("Master Portfolio"), a series of Master Investment Portfolios, a registered open-end management investment company. The Master Portfolio, in turn, invests substantially all of its assets in stocks comprising the S&P 500 Index, in proportion to their weighting in the index. As an index fund, the Fund uses a passive management approach. All investment decisions are based on tracking the index. The S&P 500 Index is a widely followed index of large-capitalization U.S. stocks.

For the annual period ended December 31, 2002, the S&P 500 Index declined 22.09%. During the same period the Fund declined 22.29%. The difference is primarily caused by the Fund's operating expenses. You should remember that past performance is no guarantee of future returns and that the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

During the year, markets struggled with the uncertainty of economic recovery, a loss in confidence in corporate America, and the possibility of war. Hints of an improving economy appeared to emerge in the first few months of 2002. Fourth quarter 2001 Gross Domestic Product (GDP) growth, originally estimated at -1.1%, was revised upward to 2.7%. Also, consumer confidence jumped a surprising 15%, helping to buoy markets and encourage investors. By April, however, equity markets began to slump as weak economic indicators and negative news from corporate America clouded the outlook for recovery. Despite a robust first quarter GDP growth rate of 5%, the labor market remained soft and the U.S. dollar continued to weaken. A new wave of profit warnings was compounded by investor skepticism about accounting methods and corporate leadership after investigations of Worldcom and Tyco followed earlier investigations of Enron. As markets dipped to new lows in the first few days of October, bargain hunters moved in, spurring a rebound. Positive economic news also helped boost markets. Notably, GDP growth for the third quarter was revised to a healthy 4% and corporate earnings rose 2.1%.

Within the S&P 500 Index, no industry sector managed to escape the market declines of 2002. Information technology (14.29% of the Index as of December 31, 2002) suffered the steepest declines, falling 37.31%. Telecommunications services (4.19% of the Index as of December 31, 2002) ended the year with a 33.94% loss after a substantial rebound in the fourth quarter. Utilities (2.85% of the Index as of December 31, 2002) fell 29.98%. Health care (14.93% of the Index as of December 31, 2002) declined 18.80%, and financials (20.45% of the Index as of December 31, 2002) fell 14.66%. Consumer staples (9.48% of the Index) weathered the storm the best, losing 4.27%. Please refer to the Fund's Schedule of Investments for the Fund's sectors and actual holdings.
All of the Fund's ten largest components posted negative returns for the year. Leading the declines was General Electric (2.81% of the Fund as of December 31, 2002), which fell 37.71%. IBM (1.52% of the Fund as of December 31, 2002) dropped 35.47%. Financial giants AIG (1.75% of the Fund as of December 31, 2002) and Citigroup (2.09% of the Fund as of December 31, 2002) declined 26.94% and 24.22%, respectively. Pfizer (2.18% of the Fund as of December 31, 2002) lost 22.16%, and Microsoft, the largest weighting at 3.2% of the Fund, fell 21.96%. Merck (1.47% of the Fund as of December 31, 2002) suffered the smallest decline among the ten largest components, dropping only 1.26%.

                                                 Average Annual Return             Cumulative Return
                                                       Since       2/26/99-        Since     2/26/99-
                                          One Year   Inception    12/31/02**     Inception  12/31/02**

E*TRADE S&P 500 Index Fund                -22.29%     -7.56%        -7.56         -26.24%     -26.09%

S&P 500                                   -22.09%     -7.26%        -7.26             --      -25.17%

** The E*TRADE S&P 500 Index Fund began operations on February 17,1999. Index Comparisons began on February 26, 1999.

The following graph shows the hypothetical return of $10,000 invested in the S&P 500 Index and the hypothetical return of $10,000 invested in the E*TRADE S&P 500 Index Fund at the end of each month for which the Fund was operational. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

                               [GRAPHIC OMITTED]
              EDGAR REPRESENTATION OF PLOT POINTS USED IN GRAPHIC

                   S&P 500 Index                  E*TRADE S&P 500 Index Fund

START               $10,000.00       START               $10,000.00
2/28/1999           $10,121.00       2/28/1999           $ 9,980.00
3/31/1999           $10,525.84       3/31/1999           $10,374.21
4/30/1999           $10,935.30       4/30/1999           $10,774.65
5/31/1999           $10,677.22       5/31/1999           $10,514.99
6/30/1999           $11,269.81       6/30/1999           $11,098.57
7/31/1999           $10,918.19       7/31/1999           $10,747.85
8/31/1999           $10,863.60       8/31/1999           $10,697.34
9/30/1999           $10,565.94       9/30/1999           $10,396.74
10/31/1999          $11,234.76       10/31/1999          $11,060.05
11/30/1999          $11,463.95       11/30/1999          $11,271.30
12/31/1999          $12,139.18       12/31/1999          $11,931.80
1/31/2000           $11,529.79       1/31/2000           $11,336.40
2/29/2000           $11,311.88       2/29/2000           $11,114.21
3/31/2000           $12,418.18       3/31/2000           $12,192.29
4/30/2000           $12,044.39       4/30/2000           $11,827.74
5/31/2000           $11,797.48       5/31/2000           $11,585.27
6/30/2000           $12,088.88       6/30/2000           $11,856.36
7/31/2000           $11,900.29       7/31/2000           $11,673.78
8/31/2000           $12,639.30       8/31/2000           $12,399.89
9/30/2000           $11,971.95       9/30/2000           $11,742.69
10/31/2000          $11,921.66       10/31/2000          $11,692.20
11/30/2000          $10,982.24       11/30/2000          $10,767.35
12/31/2000          $11,036.05       12/31/2000          $10,811.49
1/31/2001           $11,427.83       1/31/2001           $11,193.20
2/28/2001           $10,386.75       2/28/2001           $10,171.88
3/31/2001           $ 9,729.27       3/31/2001           $ 9,519.32
4/30/2001           $10,484.26       4/30/2001           $10,263.51
5/31/2001           $10,554.51       5/31/2001           $10,325.52
6/30/2001           $10,298.03       6/30/2001           $10,074.28
7/31/2001           $10,197.11       7/31/2001           $ 9,970.63
8/31/2001           $ 9,559.79       8/31/2001           $ 9,338.40
9/30/2001           $ 8,788.32       9/30/2001           $ 8,585.81
10/31/2001          $ 8,956.17       10/31/2001          $ 8,741.73
11/30/2001          $ 9,643.11       11/30/2001          $ 9,417.37
12/31/2001          $ 9,727.97       12/31/2001          $ 9,492.88
1/31/2002           $ 9,585.94       1/31/2002           $ 9,346.99
2/28/2002           $ 9,400.94       2/28/2002           $ 9,169.85
3/31/2002           $ 9,754.41       3/31/2002           $ 9,505.46
4/30/2002           $ 9,163.29       4/30/2002           $ 8,931.33
5/31/2002           $ 9,096.40       5/31/2002           $ 8,858.10
6/30/2002           $ 8,448.74       6/30/2002           $ 8,224.74
7/31/2002           $ 7,790.58       7/31/2002           $ 7,585.68
8/31/2002           $ 7,841.22       8/31/2002           $ 7,638.02
9/30/2002           $ 6,989.66       9/30/2002           $ 6,803.19
10/31/2002          $ 7,604.05       10/31/2002          $ 7,402.55
11/30/2002          $ 8,051.17       11/30/2002          $ 7,833.37
12/31/2002          $ 7,578.57       12/31/2002          $ 7,376.69

Hypothetical illustration of $10,000 invested at inception of the Fund (commencement of operations was February 17, 1999), assuming reinvestment of dividends and capital gains at net asset value through December 31, 2002. This graph reflects the Fund's operating expenses, but the Index does not have expenses, which would have lowered its performance.

The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares.

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance. The investment return and principal value of an investment in the Fund will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.


1 "Standard & Poor's (TM) ("S & P"), "S&P (TM)," "S&P 500 (TM)," "Standard & Poor's 500(R), and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by E*TRADE Asset Management, Inc. ("ETAM") for use in connection with the Fund. Neither the Master Portfolio nor the Fund is sponsored, endorsed, sold, or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund. See the Fund's Statement of Additional Information.

The Fund cannot as a practical matter own all the stocks that make up the S&P 500 Index in perfect correlation to the S&P 500 Index itself. The use of ETFs, futures and options on futures is intended to help the Fund match the S&P 500 Index but that may not be the result. The value of an investment in the Fund depends to a great extent upon changes in market conditions. The Fund seeks to track the S&P 500 Index during down markets as well as during up markets. The Fund's returns will be directly affected by the volatility of the stocks making up the S&P 500 Index. The Fund will also have exposure to the industries represented by those stocks.

The S&P 500 Index primarily consists of large-cap stocks. As a result, whenever these stocks perform worse than mid- or small-cap stocks, the Fund might underperform funds that have exposure to those segments of the U.S. stock market. Likewise, whenever large-cap U.S. stocks fall behind other types of investments--bonds or foreign stocks, for instance--the Fund's performance also will lag behind those investments. The companies in the S&P 500 Index are also exposed to the global economy.

The S&P 500 Index is unmanaged and currently represents over 75 percent of the market capitalization of all publicly traded common stocks in the U.S. It includes 500 established companies from a broad range of industries, including industrial, utility, financial, and transportation stocks.

The Fund's ability to match its investment performance to the investment performance of the S&P 500 Index may be affected by, among other things: (i) the Fund and the Master Portfolio's expenses; (ii) the amount of cash and cash equivalents held by the Master Portfolio's investment portfolio; (iii) the manner in which the total return of the S&P 500 Index is calculated and (iv) the timing, frequency and size of shareholder purchases and redemptions of both the Fund and the Master Portfolio.

E*TRADE S&P 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002
--------------------------------------------------------------------------------


ASSETS

Investment in S&P 500 Master Portfolio ("Master Portfolio"), at market value (Note 1)            $          83,275,141
Receivable for fund shares sold                                                                                 87,482
Due from E*TRADE Asset Management, Inc. (Note 2)                                                               136,488
                                                                                                -----------------------
      TOTAL ASSETS                                                                                          83,499,111
                                                                                                -----------------------
LIABILITIES
Payable for fund shares redeemed                                                                               222,330
Accrued administration fee (Note 2)                                                                             20,987
Due to Trustees                                                                                                 18,035
Accrued expenses                                                                                               148,087
                                                                                                -----------------------
      TOTAL LIABILITIES                                                                                        409,439
                                                                                                -----------------------
TOTAL NET ASSETS                                                                                 $          83,089,672
                                                                                                =======================
NET ASSETS CONSIST OF:
Paid-in capital                                                                                            119,323,026
Net investment income                                                                                            6,657
Net realized loss on investments and futures contracts                                                     (10,139,611)
Net unrealized depreciation of investments and futures contracts                                           (26,100,400)
                                                                                                =======================
TOTAL NET ASSETS                                                                                 $          83,089,672
                                                                                                =======================
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01)                                                  11,892,977
                                                                                                =======================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                                   $                6.99
                                                                                                =======================


The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
STATEMENT OF OPERATIONS
Year ended December 31, 2002
--------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO:
      Dividends (Net of foreign withholding tax of $3,677)                                       $           1,346,811
      Interest                                                                                                  50,636
      Expenses (Note 2)                                                                                        (42,755)
                                                                                                -----------------------
            NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO                                            1,354,692
                                                                                                -----------------------
EXPENSES (NOTE 2):
      Advisory fee                                                                                              17,070
      Administration fee                                                                                        85,351
      Shareholder servicing fees                                                                               213,377
      Transfer agency fees                                                                                     196,020
      Legal services                                                                                            76,650
      Audit and tax services                                                                                    15,695
      Custodian fee                                                                                             46,008
      Registration fees                                                                                         35,708
      Trustee fees                                                                                              67,975
      Other expenses                                                                                            39,419
                                                                                                -----------------------
      TOTAL FUND EXPENSES BEFORE WAIVER                                                                        793,273
Waived fees and reimbursed expenses (Note 2)                                                                  (494,625)
                                                                                                -----------------------
      NET EXPENSES                                                                                             298,648
                                                                                                -----------------------
NET INVESTMENT INCOME                                                                                        1,056,044
                                                                                                -----------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS
ALLOCATED FROM MASTER PORTFOLIO
Net realized gain/(loss) on:
      Sale of investments                                                                                   (7,159,453)
      Futures contracts and foreign currency transactions                                                     (628,687)
Change in unrealized depreciation of:
      Investments                                                                                          (14,922,865)
      Futures contracts and translation of assets and liabilities in foreign currencies                        (71,248)
                                                                                                -----------------------
            NET REALIZED AND UNREALIZED LOSS ON
            INVESTMENTS AND FUTURES CONTRACTS
            ALLOCATED FROM MASTER PORTFOLIO                                                                (22,782,253)
                                                                                                -----------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                             $         (21,726,209)
                                                                                                =======================

The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          FOR THE YEAR ENDED       FOR THE YEAR ENDED
                                                                          DECEMBER 31, 2002        DECEMBER 31, 2001
                                                                        ---------------------    ----------------------
NET DECREASE IN NET ASSETS
OPERATIONS:
Net investment income                                                   $           1,056,044    $             712,925
Net realized loss on sale of investments                                           (7,788,140)              (2,114,357)
Net change in unrealized appreciation/(depreciation) of investments and
futures contracts                                                                 (14,994,113)              (6,479,634)
                                                                       -----------------------  -----------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                              (21,726,209)              (7,881,066)
                                                                       -----------------------  -----------------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                           (1,057,525)                (705,044)
Distributions from net realized gain on sale of investments                                --                   (5,766)
                                                                       -----------------------  -----------------------

TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                (1,057,525)                (710,810)
                                                                       -----------------------  -----------------------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                                                   41,385,920               42,458,853
Value of shares issued in reinvestment of dividends and distributions                 985,784                  663,633
Cost of shares redeemed                                                           (18,322,807)             (15,656,500)
                                                                       -----------------------  -----------------------
NET INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF COMMON STOCK             24,048,897               27,465,986
                                                                       -----------------------  -----------------------
REDEMPTION FEES                                                                        26,644                   25,116
                                                                       -----------------------  -----------------------
NET INCREASE IN NET ASSETS                                                          1,291,807               18,899,226
NET ASSETS:
Beginning of year                                                                  81,797,865               62,898,639
                                                                       -----------------------  -----------------------
END OF YEAR                                                             $          83,089,672    $          81,797,865
                                                                       =======================  =======================
SHARE TRANSACTIONS:
Number of shares sold                                                               5,140,298                4,562,685
Number of shares reinvested                                                           131,689                   73,653
Number of shares redeemed                                                          (2,356,379)              (1,658,992)
                                                                       -----------------------  -----------------------
NET INCREASE IN SHARES OUTSTANDING                                                  2,915,608                2,977,346
                                                                       =======================  =======================


The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------



                                                                     Year Ended            Year Ended            Year Ended
FOR A SHARE OUTSTANDING FOR THE PERIOD                            December 31, 2002(7)  December 31, 2001(7)  December 31, 2000(7)
                                                                  --------------------  --------------------  --------------------

NET ASSET VALUE, BEGINNING OF PERIOD                               $          9.11       $         10.48       $         11.83
                                                                  -----------------     -----------------     -----------------
(LOSS) INCOME FROM INVESTMENT OPERATIONS:
       Net investment income                                                  0.09                  0.09                  0.12
       Net realized and unrealized (loss) gain on investments               (2.12)                (1.37)                (1.22)
                                                                  -----------------     -----------------     -----------------
       TOTAL (LOSS) INCOME FROM INVESTMENT OPERATIONS                       (2.03)                (1.28)                (1.10)
                                                                  -----------------     -----------------     -----------------

DISTRIBUTIONS TO SHAREHOLDERS:
       Distributions from net investment income                             (0.09)                (0.09)                (0.13)
       Distributions from net realized gains                                    --                (0.00)(4)             (0.12)
                                                                  -----------------     -----------------     -----------------

       TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                  (0.09)                (0.09)                (0.25)
                                                                  -----------------     -----------------     -----------------

REDEMPTION FEES ADDED TO PAID-IN CAPITAL                                      0.00 (4)              0.00 (4)              0.00 (4)
                                                                  -----------------     -----------------     -----------------
NET ASSET VALUE, END OF PERIOD                                     $          6.99       $          9.11       $         10.48
                                                                  =================     =================     =================

TOTAL RETURN                                                              (22.29)%              (12.20)%               (9.39)%
RATIOS/SUPPLEMENTAL DATA:
       Net assets, end of period (000s omitted)                    $        83,090       $        81,798       $        62,899
       Ratio of expenses to average net assets   (1)                        0.40 %                0.35 %                0.32 % (5)
       Ratio of net investment income to average net assets   (2)           1.24 %                1.02 %                0.95 %
       Portfolio turnover rate of Master Portfolio                         11.97 %                9.21 %               11.00 %



                                                                         Period from
                                                                      February 17, 1999
                                                                       (commencement
                                                                    of operations) through
FOR A SHARE OUTSTANDING FOR THE PERIOD                              December 31, 1999  (7)
                                                                   -----------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                $            10.00
                                                                   --------------------
(LOSS) INCOME FROM INVESTMENT OPERATIONS:
       Net investment income                                                      0.09
       Net realized and unrealized (loss) gain on investments                     1.84
                                                                   --------------------
       TOTAL (LOSS) INCOME FROM INVESTMENT OPERATIONS                             1.93
                                                                   --------------------

DISTRIBUTIONS TO SHAREHOLDERS:
       Distributions from net investment income                                 (0.09)
       Distributions from net realized gains                                    (0.01)
                                                                   --------------------

       TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                      (0.10)
                                                                   --------------------

REDEMPTION FEES ADDED TO PAID-IN CAPITAL                                          0.00 (4)
                                                                   --------------------
NET ASSET VALUE, END OF PERIOD                                      $            11.83
                                                                   ====================

TOTAL RETURN                                                                   19.31 % (3)
RATIOS/SUPPLEMENTAL DATA:
       Net assets, end of period (000s omitted)                     $           46,906
       Ratio of expenses to average net assets   (1)                            0.32 % (5) (6)
       Ratio of net investment income to average net assets   (2)               1.14 % (6)
       Portfolio turnover rate of Master Portfolio                              7.00 % (3)

--------------

(1)    The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the years ended December 31, 2002 and December 31, 2001 were 0.98% and 0.54%, respectively.
(2)    The ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses for the years ended December 31, 2002 and December 31, 2001 were
       0.66% and 0.83%, respectively.
(3)    For the period February 17, 1999 (commencement of operations) through December 31, 1999 and not indicative of a full year's operating results.
(4)    Rounds to less than $0.01.
(5)    The Investment Adviser voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund for the period February 17, 1999 (commencement of operations) through May 9,
       2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.32% for the period from February 17, 1999 (commencement of operations) through December 31, 1999 and for the year ended December 31, 2000.
(6)    Annualized.
(7)    Per share amounts and ratios reflect income and expenses assuming inclusion of the
       Fund's proportionate share of income and expenses of the S&P 500 Index Master Portfolio.

The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

1.   SIGNIFICANT ACCOUNTING POLICIES

E*TRADE S&P 500 Index Fund ("Fund") is a diversified series of E*TRADE Funds ("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of December 31, 2002 the Trust consisted of eleven operating series: the E*TRADE Bond Fund, the E*TRADE California Municipal Money Market Fund, the E*TRADE Government Money Market Fund, the E*TRADE International Index Fund, the E*TRADE Money Market Fund, the E*TRADE Municipal Money Market Fund, the E*TRADE New York Municipal Money Market Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE S&P 500 Index Fund.

The Fund's investment objective is to provide investment results that attempt to match, before fees and expenses, the total return of the stocks making up the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). * The Fund seeks to achieve its objective by investing in the S&P 500 Index Master Portfolio (the "Master Portfolio") that, in turn, invests in stocks and other assets and attempts to match the total return of the stocks making up the S&P 500 Index. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

* "Standard & Poor's(TM)" ("S&P"), "S&P(TM)," "S&P 500(TM)," "Standard and Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by E*TRADE Asset Management, Inc. ("ETAM") for use in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Fund.

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF ACCOUNTING

The Fund uses the accrual method of accounting for financial reporting purposes.

INVESTMENT POLICY AND SECURITY VALUATION

The Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in individual securities, a feeder fund, whose shares are offered to the public, invests all of its assets in a master portfolio that has substantially the same investment objective as the feeder fund. It is the master portfolio that actually invests in the individual securities. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, a separate series of the Master Investment Portfolio ("MIP"), a registered open-end management investment company. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. As of December 31, 2002, the value of the Fund's investment in the Master Portfolio was 3.56% the outstanding interests of the Master Portfolio.

The Fund's investment in the Master Portfolio is valued at the net asset value of the Master Portfolio's interests held by the Fund. The equity securities of the Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities for which there was no last reported sales price, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.


SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for by the Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by the Master Portfolio as follows: dividend income is recorded on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method. All net investment income and realized and unrealized capital gains and losses of the Master Portfolio are allocated as required by the Internal Revenue Code of 1986, as amended (the "Code").

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Fund are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid during 2002 and 2001 was as follows:

                               2002              2001
                            ------------------------------
Distributions paid from:
Ordinary income             $ 1,057,525       $  705,044
Long-term capital gain               --            5,766
                            ------------      ----------
                            $ 1,057,525       $  710,810
                            ------------      ----------

At December 31, 2002, the components of Distributable Earnings on a tax basis were as follows:

Undistributed/(Overdistributed) Ordinary Income          $       6,511
Unrealized Appreciation/(Depreciation)                     (29,133,782)
Capital and Other Losses                                    (7,106,083)

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from every other series of the Trust for federal income tax purposes. The Fund intends to qualify annually as a "regulated investment company" ("RIC") under Subchapter M of the Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2002.

As of December 31, 2002, for federal income tax purposes, the Fund had capital loss carryforwards of $1,299,261 and $5,513,399 expiring in 2009 and 2010, respectively. The Fund will not distribute any realized capital gains until the capital loss carryforward has been fully utilized or until it expires. For the year ended December 31, 2002, the Fund has elected to defer $293,423 of capital losses attributable to post-October losses.

REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a fee of 1.00%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.


2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment adviser for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its service as investment adviser, ETAM is currently paid by the Fund at an annual rate of 0.02% of the Fund's average daily net assets if the Fund invests all of its assets in a master fund and 0.07% on that portion of the Fund's assets not invested the Master Portfolio.

Pursuant to an investment advisory contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment advisory services in connection with the management of the Master Portfolio's assets. For its services, BGFA is entitled to receive a fee from the Master Portfolio (and indirectly the Fund as a shareholder of the Master Portfolio) at a annual rate equal to 0.05% of the average daily net assets of the Master Portfolio. The Fund records daily its proportionate share of the Master Portfolio's advisory fees, described above, certain other fees paid by the Master Portfolio, such as accounting, legal, SEC registration fees, in addition to income, expenses and realized and unrealized gains and losses.

ETAM also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative Agreement"). Services provided by ETAM acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and reporting to the Board of Trustees concerning its activities pursuant to the Administrative Agreement. The Fund pays ETAM a monthly fee calculated at an annual rate of 0.10% of its average daily net assets for its services as administrator of the Fund.

ETAM also acts as shareholder servicing agent to the Fund under a Shareholder Servicing Agreement with the Fund. As shareholder servicing agent, ETAM provides services to shareholders or investors investing in shares of the Fund such as: support of telephone services; delivery of prospectuses, reports and proxy statements; receiving, tabulating and transmitting proxies executed on behalf of shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances; maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent ETAM is permitted to do so under applicable statutes, rules or regulations. The Fund pays ETAM a shareholder servicing fee equal to 0.25% of the average daily net assets of the Fund. In addition, ETAM is allowed to use the servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities LLC (formerly E*TRADE Securities, Inc.), a wholly-owned subsidiary of E*TRADE Group, the Trust's principal underwriter, for shareholder services provided by E*TRADE Securities to the Fund.

In the interest of limiting expenses of the Fund, ETAM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least April 30, 2003. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.40% of the Fund's daily net assets. The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and
(ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund. Approximately $547,984 was eligible for reimbursement at December 31, 2002.

The amount "Due from E*TRADE Asset Management Inc." listed on the Fund's Statement of Assets and Liabilities, reflects contractual arrangements between ETAM and the Fund to waive or limit its fees or to assume other expenses on an annualized basis through at least April 30, 2003. The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM pursuant to the Expense Limitation Agreement provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made to ETAM without causing the total annual expense ratio of the Fund to exceed 0.40%.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company serves as sub-administrator, accounting services agent and custodian for the Fund.

E*TRADE Securities LLC also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund for the year ended December 31, 2002.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of E*TRADE Funds:

We have audited the accompanying statement of assets and liabilities of the E*TRADE S&P 500 Index Fund (the "Fund") (one of eleven funds comprising the E*TRADE Funds) as of December 31, 2002 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period from February 17, 1999 through December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE S&P 500 Index Fund as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period from February 17, 1999 through December 31, 1999 in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
Los Angeles, California
February 13, 2003

TAX INFORMATION (UNAUDITED)

For corporate shareholders 100% of the ordinary dividends paid during the Fund's year ended December 31, 2002 qualified for the dividends received deduction.

TRUSTEE/OFFICER INFORMATION (UNAUDITED)

         The chart below identifies the Trustees and officers of the Trust which currently consists of eleven series. Each "interested" Trustee as defined by the 1940 Act, is indicated by an asterisk (*).

------------------------------------------------------------------------------------------------------------------------------------

                                                              TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

         NAME, ADDRESS,                                                                              OTHER DIRECTORSHIPS
        AGE AND POSITION                    LENGTH                  PRINCIPAL OCCUPATION(S)            HELD BY TRUSTEE
         HELD WITH TRUST                OF TIME SERVED               DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Mitchell H. Caplan* (45)            Since February 2002       Mr. Caplan is Chief Executive Officer
Mr. Caplan is Chief Executive                                 and President of E*TRADE Group, Inc.
4500 Bohannon Drive                                           He also is Chairman of the Board and
Menlo Park, CA  94025                                         Chief Executive Officer of E*TRADE
Trustee                                                       Financial Corporation and E*TRADE
                                                              Bank and a Director of E*TRADE Global
                                                              Asset Management, Inc. He previously
                                                              served as Vice Chairman of the Board
                                                              of Directors, President and Chief
                                                              Executive Officer of Telebanc
                                                              Financial Corporation and Telebank
                                                              (renamed E*TRADE Bank) from
                                                              1993-2000.
------------------------------------------------------------------------------------------------------------------------------------
Steven Grenadier (38)              Since February 1999        Mr. Grenadier is an Associate
4500 Bohannon Drive                                           Professor of Finance at the
Menlo Park, CA  94025                                         Graduate School of Business at
Trustee                                                       Stanford University, where he has
                                                              been employed as a professor since
                                                              1992.
------------------------------------------------------------------------------------------------------------------------------------
Shelly J. Meyers* (43)             Since February 1999        Ms. Meyers is the Manager, Chief        Meyers Capital
4500 Bohannon Drive                                           Executive Officer, and founder of       Management LLC
Menlo Park, CA  94025                                         Meyers Capital Management, a
Trustee                                                       registered investment adviser formed
                                                              in January 1996. She has also managed
                                                              the Citizens Value Fund since 2001
                                                              (and its predecessor since June
                                                              1996).
------------------------------------------------------------------------------------------------------------------------------------
Ashley T. Rabun (50)               Since February 1999        Ms. Rabun is the Founder and Chief      Professionally
4500 Bohannon Drive                                           Executive Officer of InvestorReach      Managed Portfolios, a
Menlo Park, CA  94025                                         (which is a consulting firm             multi-series trust of
Trustee                                                       specializing in marketing and           US Bancorp
                                                              distribution strategies for financial
                                                              services companies formed in October
                                                              1996). She was previously President
                                                              of Nicholas Applegate Mutual Funds.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
George J. Rebhan (68)              Since December 1999        Mr. Rebhan retired in December          Advisors Series Trust
4500 Bohannon Drive                                           1993, and prior to that he was
Menlo Park, CA  94025                                         President of Hotchkis and Wiley
Trustee                                                       Funds (investment company) from
                                                              1985 to 1993.
------------------------------------------------------------------------------------------------------------------------------------
Liat Rorer (42)                    Since May 2001             Ms. Rorer is Vice President of          N/A
President                                                     E*TRADE Asset Management, Inc. and
                                                              E*TRADE Advisory Services.  She is
                                                              also a Business Leader of E*TRADE
                                                              Global Asset Management, Inc.
                                                              Prior to that she was a Business
                                                              Leader of E*TRADE Securities LLC,
                                                              which she joined in 1999.  Prior to
                                                              that Ms. Rorer worked as a senior
                                                              consultant for the Spectrem Group,
                                                              (financial services consulting)
                                                              beginning in 1998.  From 1996 to
                                                              1998, she was Vice President for
                                                              Charles Schwab's Retirement Plan
                                                              Services.
------------------------------------------------------------------------------------------------------------------------------------
Elizabeth Gottfried (42)           Since November 2000        Ms. Gottfried is Vice President of       N/A
Vice President and Treasurer                                  E*TRADE Asset Management. She is also
                                                              a Business Manager of E*TRADE Global
                                                              Asset Management, Inc. She joined
                                                              E*TRADE in September 2000. Prior to
                                                              that, she worked at Wells Fargo Bank
                                                              from 1984 to 2000 and managed various
                                                              areas of Wells Fargo's mutual fund
                                                              group.
------------------------------------------------------------------------------------------------------------------------------------
Jay Gould (47)                     Since August 2000          Mr. Gould is Secretary of E*TRADE       N/A
Secretary                                                     Asset Management.  Mr. Gould also
                                                              serves as Chief Counsel and
                                                              Secretary to E*TRADE Global Asset
                                                              Management, Inc. and Secretary to
                                                              E*TRADE Advisory Services, Inc.
                                                              Mr. Gould serves on the Rules
                                                              Committee and the International
                                                              Committee of the Investment Company
                                                              Institute, and serves on the
                                                              Advisory Board of the Wall Street
                                                              Lawyer.  From February to December
                                                              1999, he served as a Vice President
                                                              at Transamerica and prior to that
                                                              he worked at Bank of America
                                                              (banking and financial services)
                                                              from 1994.
------------------------------------------------------------------------------------------------------------------------------------

*Ms. Meyers may be considered an "interested" person (as defined by the 1940 Act) of the Trust because she is an officer of an investment company whose shares are offered through the mutual fund "supermarket" sponsored by E*TRADE Group, Inc., the parent company of ETAM, investment adviser to each series of the Trust.  Mr. Caplan may be considered an "interested" person of the Trust because he is an officer of  E*TRADE Group, Inc., the parent company of ETAM, investment adviser to each series of the Trust.

The Statement of Additional Information includes additional information about the Trustees and officers of the Trust and may be obtained, without charge, by accessing our Website online (www.etrade.com) or by calling our toll-free number at (800) 786-2575.

S&P 500 INDEX MASTER PORTFOLIO
Schedule of Investments
December 31, 2002


         Security                                                                           Shares                   Value
         ------------------------------------------------------------------------------------------------------------------

         COMMON STOCKS--95.94%

         ADVERTISING--0.22%
         ------------------------------------------------------------------------------------------------------------------
         Interpublic Group of Companies Inc.                                               106,708               1,502,449
         Omnicom Group Inc.                                                                 52,061               3,363,141
         TMP Worldwide Inc.                                   (1)                           30,808                 348,438
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                 5,214,028
         ------------------------------------------------------------------------------------------------------------------

         AEROSPACE / DEFENSE--1.61%
         ------------------------------------------------------------------------------------------------------------------
         Boeing Co. (The)                                                                  232,443               7,668,295
         General Dynamics Corp.                                                             55,670               4,418,528
         Goodrich (B.F.) Co.                                                                31,812                 582,796
         Lockheed Martin Corp.                                                             126,277               7,292,497
         Northrop Grumman Corp.                                                             50,399               4,888,703
         Raytheon Co.                                                                      112,360               3,455,070
         Rockwell Collins Inc.                                                              50,561               1,176,049
         United Technologies Corp.                                                         131,149               8,123,369
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                37,605,307
         ------------------------------------------------------------------------------------------------------------------

         AIRLINES--0.16%
         ------------------------------------------------------------------------------------------------------------------
         AMR Corp.                                            (1)                           43,555                 287,463
         Delta Air Lines Inc.                                                               34,034                 411,811
         Southwest Airlines Co.                                                            214,436               2,980,660
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,679,934
         ------------------------------------------------------------------------------------------------------------------

         APPAREL--0.30%
         ------------------------------------------------------------------------------------------------------------------
         Jones Apparel Group Inc.                             (1)                           35,736               1,266,484
         Liz Claiborne Inc.                                                                 29,515                 875,120
         Nike Inc. "B"                                                                      73,515               3,269,212
         Reebok International Ltd.                            (1)                           16,535                 486,129
         VF Corp.                                                                           30,033               1,082,690
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                 6,979,635
         ------------------------------------------------------------------------------------------------------------------

         AUTO MANUFACTURERS--0.53%
         ------------------------------------------------------------------------------------------------------------------
         Ford Motor Company                                                                508,063               4,724,986
         General Motors Corp. "A"                                                          155,166               5,719,419
         Navistar International Corp.                         (1)                           16,744                 407,047
         PACCAR Inc.                                                                        32,089               1,480,266
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                12,331,718
         ------------------------------------------------------------------------------------------------------------------

         AUTO PARTS & EQUIPMENT--0.11%
         ------------------------------------------------------------------------------------------------------------------
         Cooper Tire & Rubber Co.                                                           20,280                 311,095
         Dana Corp.                                                                         41,090                 483,218
         Delphi Corp.                                                                      154,547               1,244,103
         Goodyear Tire & Rubber Co. (The)                                                   48,376                 329,441
         Visteon Corp.                                                                      36,112                 251,340
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,619,197
         ------------------------------------------------------------------------------------------------------------------

         BANKS--7.26%
         ------------------------------------------------------------------------------------------------------------------
         AmSouth Bancorp                                                                    98,541               1,891,987
         Bank of America Corp.                                                             414,498              28,836,626
         Bank of New York Co. Inc. (The)                                                   201,078               4,817,829
         Bank One Corp.                                                                    322,565              11,789,751
         BB&T Corp.                                                                        132,673               4,907,574
         Charter One Financial Inc.                                                         62,660               1,800,222


         Comerica Inc.                                                                      48,414               2,093,421
         Fifth Third Bancorp                                                               160,039               9,370,284
         First Tennessee National Corp.                                                     34,793               1,250,460
         FleetBoston Financial Corp.                                                       290,604               7,061,677
         Golden West Financial Corp.                                                        42,526               3,053,792
         Huntington Bancshares Inc.                                                         65,348               1,222,661
         KeyCorp                                                                           117,614               2,956,816
         Marshall & Ilsley Corp.                                                            60,424               1,654,409
         Mellon Financial Corp.                                                            119,422               3,118,108
         National City Corp.                                                               169,405               4,628,145
         North Fork Bancorp Inc.                                                            44,787               1,511,113
         Northern Trust Corp.                                                               61,113               2,142,011
         PNC Financial Services Group                                                       78,618               3,294,094
         Regions Financial Corp.                                                            61,266               2,043,834
         SouthTrust Corp.                                                                   96,002               2,385,650
         State Street Corp.                                                                 89,796               3,502,044
         SunTrust Banks Inc.                                                                78,587               4,473,172
         Synovus Financial Corp.                                                            82,976               1,609,734
         U.S. Bancorp                                                                      530,404              11,255,173
         Union Planters Corp.                                                               54,946               1,546,180
         Wachovia Corp.                                                                    376,757              13,729,025
         Washington Mutual Inc.                                                            262,217               9,054,353
         Wells Fargo & Company                                                             468,566              21,961,688
         Zions Bancorporation                                                               25,218                 992,303
         ------------------------------------------------------------------------------------------------------------------
                                                                                                               169,954,136
         ------------------------------------------------------------------------------------------------------------------

         BEVERAGES--2.92%
         ------------------------------------------------------------------------------------------------------------------
         Anheuser-Busch Companies Inc.                                                     237,064              11,473,898
         Brown-Forman Corp. "B"                                                             18,930               1,237,265
         Coca-Cola Co. (The)                                                               686,491              30,082,036
         Coca-Cola Enterprises Inc.                                                        124,388               2,701,707
         Coors (Adolf) Company "B"                                                          10,068                 616,665
         Pepsi Bottling Group Inc.                                                          77,753               1,998,252
         PepsiCo Inc.                                                                      478,309              20,194,206
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                68,304,029
         ------------------------------------------------------------------------------------------------------------------

         BIOTECHNOLOGY--0.97%
         ------------------------------------------------------------------------------------------------------------------
         Amgen Inc.                                           (1)                          356,392              17,227,989
         Biogen Inc.                                          (1)                           41,251               1,652,515
         Chiron Corp.                                         (1)                           52,112               1,959,411
         Genzyme Corp. - General Division                     (1)                           59,382               1,755,926
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                22,595,841
         ------------------------------------------------------------------------------------------------------------------

         BUILDING MATERIALS--0.23%
         ------------------------------------------------------------------------------------------------------------------
         American Standard Companies Inc.                     (1)                           20,050               1,426,357
         Masco Corp.                                                                       136,352               2,870,210
         Vulcan Materials Co.                                                               28,072               1,052,700
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                 5,349,267
         ------------------------------------------------------------------------------------------------------------------

         CHEMICALS--1.50%
         ------------------------------------------------------------------------------------------------------------------
         Air Products & Chemicals Inc.                                                      62,912               2,689,488
         Ashland Inc.                                                                       18,833                 537,305
         Dow Chemical Co. (The)                                                            252,266               7,492,300
         Du Pont (E.I.) de Nemours and Co.                                                 275,088              11,663,731
         Eastman Chemical Co.                                                               21,470                 789,452
         Engelhard Corp.                                                                    35,305                 789,067
         Great Lakes Chemical Corp.                                                         13,881                 331,478
         Hercules Inc.                                        (1)                           30,120                 265,056
         Monsanto Co.                                                                       72,449               1,394,643
         PPG Industries Inc.                                                                46,897               2,351,885
         Praxair Inc.                                                                       44,762               2,585,901
         Rohm & Haas Co. "A"                                                                61,234               1,988,880
         Sherwin-Williams Co. (The)                                                         41,444               1,170,793


         Sigma-Aldrich Corp.                                                                19,900                 969,130
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                35,019,109
         ------------------------------------------------------------------------------------------------------------------

         COMMERCIAL SERVICES--0.95%
         ------------------------------------------------------------------------------------------------------------------
         Apollo Group Inc. "A"                                (1)                           48,284               2,124,496
         Block (H & R) Inc.                                                                 50,058               2,012,332
         Cendant Corp.                                        (1)                          286,894               3,006,649
         Concord EFS Inc.                                     (1)                          141,028               2,219,781
         Convergys Corp.                                      (1)                           48,153                 729,518
         Deluxe Corp.                                                                       17,149                 721,973
         Donnelley (R.R.) & Sons Co.                                                        31,487                 685,472
         Ecolab Inc.                                                                        35,855               1,774,822
         Equifax Inc.                                                                       39,495                 913,914
         McKesson Corp.                                                                     80,575               2,177,942
         Moody's Corp.                                                                      41,898               1,729,968
         Paychex Inc.                                                                      104,108               2,904,613
         Quintiles Transnational Corp.                        (1)                           32,455                 392,705
         Robert Half International Inc.                       (1)                           48,072                 774,440
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                22,168,625
         ------------------------------------------------------------------------------------------------------------------

         COMPUTERS--4.99%
         ------------------------------------------------------------------------------------------------------------------
         Apple Computer Inc.                                  (1)                           99,524               1,426,179
         Cisco Systems Inc.                                   (1)                        2,000,957              26,212,537
         Computer Sciences Corp.                              (1)                           47,542               1,637,822
         Dell Computer Corp.                                  (1)                          717,137              19,176,243
         Electronic Data Systems Corp.                                                     132,049               2,433,663
         EMC Corp.                                            (1)                          608,823               3,738,173
         Gateway Inc.                                         (1)                           89,561                 281,222
         Hewlett-Packard Co.                                                               844,953              14,668,384
         International Business Machines Corp.                                             468,005              36,270,387
         Lexmark International Inc. "A"                       (1)                           34,837               2,107,638
         NCR Corp.                                            (1)                           27,110                 643,591
         Network Appliance Inc.                               (1)                           93,396                 933,960
         Sun Microsystems Inc.                                (1)                          863,261               2,684,742
         SunGard Data Systems Inc.                            (1)                           78,364               1,846,256
         Unisys Corp.                                         (1)                           89,809                 889,109
         Veritas Software Corp.                               (1)                          113,912               1,779,305
         ------------------------------------------------------------------------------------------------------------------
                                                                                                               116,729,211
         ------------------------------------------------------------------------------------------------------------------

         COSMETICS / PERSONAL CARE--2.55%
         ------------------------------------------------------------------------------------------------------------------
         Alberto-Culver Co. "B"                                                             16,084                 810,634
         Avon Products Inc.                                                                 65,140               3,509,092
         Colgate-Palmolive Co.                                                             149,099               7,817,261
         Gillette Co. (The)                                                                292,078               8,867,488
         International Flavors & Fragrances Inc.                                            26,192                 919,339
         Kimberly-Clark Corp.                                                              142,481               6,763,573
         Procter & Gamble Co.                                                              359,789              30,920,267
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                59,607,654
         ------------------------------------------------------------------------------------------------------------------

         DISTRIBUTION / WHOLESALE--0.27%
         ------------------------------------------------------------------------------------------------------------------
         Costco Wholesale Corp.                               (1)                          126,166               3,540,218
         Genuine Parts Co.                                                                  48,436               1,491,829
         Grainger (W.W.) Inc.                                                               25,366               1,307,617
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                 6,339,664
         ------------------------------------------------------------------------------------------------------------------

         DIVERSIFIED FINANCIAL SERVICES--7.16%
         ------------------------------------------------------------------------------------------------------------------
         American Express Co.                                                              364,024              12,868,248
         Bear Stearns Companies Inc. (The)                                                  26,659               1,583,545
         Capital One Financial Corp.                                                        61,403               1,824,897
         Citigroup Inc.                                                                  1,422,305              50,050,913
         Countrywide Financial Corp.                                                        34,975               1,806,459
         Fannie Mae                                                                        275,519              17,724,137
         Franklin Resources Inc.                                                            71,947               2,451,954

>


         Freddie Mac                                                                       192,636              11,375,156
         Goldman Sachs Group Inc. (The)                                                    132,250               9,006,225
         Household International Inc.                                                      131,089               3,645,585
         JP Morgan Chase & Co.                                                             552,826              13,267,824
         Lehman Brothers Holdings Inc.                                                      65,793               3,506,109
         MBNA Corp.                                                                        353,755               6,728,420
         Merrill Lynch & Co. Inc.                                                          239,356               9,083,560
         Morgan Stanley                                                                    300,686              12,003,385
         Providian Financial Corp.                            (1)                           79,795                 517,870
         Schwab (Charles) Corp. (The)                                                      372,292               4,039,368
         SLM Corp.                                                                          42,539               4,418,101
         Stilwell Financial Inc.                                                            61,456                 803,230
         T. Rowe Price Group Inc.                                                           33,810                 922,337
         ------------------------------------------------------------------------------------------------------------------
                                                                                                               167,627,323
         ------------------------------------------------------------------------------------------------------------------

         ELECTRIC--2.45%
         ------------------------------------------------------------------------------------------------------------------
         AES Corp. (The)                                      (1)                          151,277                 456,857
         Allegheny Energy Inc.                                                              34,711                 262,415
         Ameren Corp.                                                                       42,511               1,767,182
         American Electric Power Co. Inc.                                                   93,789               2,563,253
         Calpine Corp.                                        (1)                          104,034                 339,151
         CenterPoint Energy Inc.                                                            84,007                 714,059
         Cinergy Corp.                                                                      46,579               1,570,644
         CMS Energy Corp.                                                                   39,777                 375,495
         Consolidated Edison Inc.                                                           59,130               2,531,947
         Constellation Energy Group Inc.                                                    45,579               1,268,008
         Dominion Resources Inc.                                                            85,055               4,669,519
         DTE Energy Co.                                                                     46,359               2,151,058
         Duke Energy Corp.                                                                 247,014               4,826,654
         Edison International                                 (1)                           90,058               1,067,187
         Entergy Corp.                                                                      61,529               2,805,107
         Exelon Corp.                                                                       89,419               4,718,641
         FirstEnergy Corp.                                                                  82,387               2,716,299
         FPL Group Inc.                                                                     50,522               3,037,888
         Mirant Corp.                                         (1)                          111,074                 209,930
         NiSource Inc.                                                                      67,454               1,349,080
         PG&E Corp.                                           (1)                          111,986               1,556,605
         Pinnacle West Capital Corp.                                                        25,015                 852,761
         PPL Corp.                                                                          45,508               1,578,217
         Progress Energy Inc.                                                               65,566               2,842,286
         Public Service Enterprise Group Inc.                                               61,557               1,975,980
         Southern Co.                                                                      197,537               5,608,075
         TECO Energy Inc.                                                                   48,567                 751,331
         TXU Corp.                                                                          89,142               1,665,173
         Xcel Energy Inc.                                                                  110,441               1,214,851
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                57,445,653
         ------------------------------------------------------------------------------------------------------------------

         ELECTRICAL COMPONENTS & EQUIPMENT--0.09%
         ------------------------------------------------------------------------------------------------------------------
         American Power Conversion Corp.                      (1)                           54,433                 824,660
         Molex Inc.                                                                         53,288               1,227,756
         Power-One Inc.                                       (1)                           22,038                 124,955
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,177,371
         ------------------------------------------------------------------------------------------------------------------

         ELECTRONICS--0.55%
         ------------------------------------------------------------------------------------------------------------------
         Agilent Technologies Inc.                            (1)                          129,173               2,319,947
         Applera Corp. - Applied Biosystems Group                                           58,060               1,018,372
         Jabil Circuit Inc.                                   (1)                           54,828                 982,518
         Johnson Controls Inc.                                                              24,592               1,971,541
         Millipore Corp.                                      (1)                           13,374                 454,716
         Parker Hannifin Corp.                                                              32,686               1,507,805
         PerkinElmer Inc.                                                                   35,154                 290,020
         Sanmina-SCI Corp.                                    (1)                          146,265                 656,730
         Solectron Corp.                                      (1)                          229,116                 813,362


         Symbol Technologies Inc.                                                           64,038                 526,392
         Tektronix Inc.                                       (1)                           24,223                 440,616
         Thermo Electron Corp.                                (1)                           45,398                 913,408
         Thomas & Betts Corp.                                 (1)                           16,140                 272,766
         Waters Corp.                                         (1)                           35,871                 781,270
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                12,949,463
         ------------------------------------------------------------------------------------------------------------------

         ENGINEERING & CONSTRUCTION--0.03%
         ------------------------------------------------------------------------------------------------------------------
         Fluor Corp.                                                                        22,269                 623,532
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                   623,532
         ------------------------------------------------------------------------------------------------------------------

         ENTERTAINMENT--0.08%
         ------------------------------------------------------------------------------------------------------------------
         International Game Technology Inc.                   (1)                           24,007               1,822,611
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,822,611
         ------------------------------------------------------------------------------------------------------------------

         ENVIRONMENTAL CONTROL--0.19%
         ------------------------------------------------------------------------------------------------------------------
         Allied Waste Industries Inc.                         (1)                           54,419                 544,190
         Waste Management Inc.                                                             168,653               3,865,527
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,409,717
         ------------------------------------------------------------------------------------------------------------------

         FOOD--1.98%
         ------------------------------------------------------------------------------------------------------------------
         Albertson's Inc.                                                                  105,100               2,339,526
         Archer-Daniels-Midland Co.                                                        179,280               2,223,072
         Campbell Soup Co.                                                                 113,580               2,665,723
         ConAgra Foods Inc.                                                                148,670               3,718,237
         General Mills Inc.                                                                101,858               4,782,233
         Heinz (H.J.) Co.                                                                   96,959               3,187,042
         Hershey Foods Corp.                                                                37,685               2,541,476
         Kellogg Co.                                                                       113,118               3,876,554
         Kroger Co.                                           (1)                          214,276               3,310,564
         Safeway Inc.                                         (1)                          122,247               2,855,690
         Sara Lee Corp.                                                                    216,019               4,862,588
         SUPERVALU Inc.                                                                     36,954                 610,111
         Sysco Corp.                                                                       181,958               5,420,529
         Winn-Dixie Stores Inc.                                                             38,863                 593,827
         Wrigley (William Jr.) Co.                                                          62,382               3,423,524
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                46,410,696
         ------------------------------------------------------------------------------------------------------------------

         FOREST PRODUCTS & PAPER--0.54%
         ------------------------------------------------------------------------------------------------------------------
         Boise Cascade Corp.                                                                16,135                 406,925
         Georgia-Pacific Corp.                                                              69,177               1,117,900
         International Paper Co.                                                           132,897               4,647,408
         Louisiana-Pacific Corp.                              (1)                           28,933                 233,200
         MeadWestvaco Corp.                                                                 55,414               1,369,280
         Plum Creek Timber Co. Inc.                                                         51,288               1,210,397
         Temple-Inland Inc.                                                                 14,839                 664,936
         Weyerhaeuser Co.                                                                   60,608               2,982,520
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                12,632,566
         ------------------------------------------------------------------------------------------------------------------

         GAS--0.15%
         ------------------------------------------------------------------------------------------------------------------
         KeySpan Corp.                                                                      39,298               1,384,862
         Nicor Inc.                                                                         12,155                 413,635
         Peoples Energy Corp.                                                                9,777                 377,881
         Sempra Energy                                                                      56,771               1,342,634
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,519,012
         ------------------------------------------------------------------------------------------------------------------

         HAND / MACHINE TOOLS--0.35%
         ------------------------------------------------------------------------------------------------------------------
         Black & Decker Corp.                                                               22,355                 958,806
         Emerson Electric Co.                                                              116,576               5,927,890
         Snap-On Inc.                                                                       16,155                 454,117
         Stanley Works (The)                                                                24,410                 844,098
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                 8,184,911
         ------------------------------------------------------------------------------------------------------------------


         HEALTH CARE--4.76%
         ------------------------------------------------------------------------------------------------------------------
         Aetna Inc.                                                                         41,701               1,714,745
         Anthem Inc.                                          (1)                           39,151               2,462,598
         Bard (C.R.) Inc.                                                                   14,351                 832,358
         Bausch & Lomb Inc.                                                                 14,919                 537,084
         Baxter International Inc.                                                         164,371               4,602,388
         Becton, Dickinson & Co.                                                            71,077               2,181,353
         Biomet Inc.                                                                        72,018               2,064,036
         Boston Scientific Corp.                              (1)                          112,914               4,801,103
         Guidant Corp.                                        (1)                           84,626               2,610,712
         HCA Inc.                                                                          142,165               5,899,847
         Health Management Associates Inc. "A"                                              65,902               1,179,646
         HEALTHSOUTH Corp.                                    (1)                          109,515                 459,963
         Humana Inc.                                          (1)                           45,153                 451,530
         Johnson & Johnson                                                                 822,592              44,181,416
         Manor Care Inc.                                      (1)                           26,801                 498,767
         Medtronic Inc.                                                                    337,851              15,406,006
         Quest Diagnostics Inc.                               (1)                           27,062               1,539,828
         St. Jude Medical Inc.                                (1)                           49,138               1,951,761
         Stryker Corp.                                                                      54,801               3,678,243
         Tenet Healthcare Corp.                               (1)                          135,059               2,214,968
         UnitedHealth Group Inc.                                                            84,295               7,038,632
         WellPoint Health Networks Inc.                       (1)                           41,178               2,930,226
         Zimmer Holdings Inc.                                 (1)                           53,988               2,241,582
         ------------------------------------------------------------------------------------------------------------------
                                                                                                               111,478,792
         ------------------------------------------------------------------------------------------------------------------

         HOME BUILDERS--0.10%
         ------------------------------------------------------------------------------------------------------------------
         Centex Corp.                                                                       17,057                 856,261
         KB Home                                                                            13,310                 570,333
         Pulte Homes Inc.                                                                   16,946                 811,205
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,237,799
         ------------------------------------------------------------------------------------------------------------------

         HOME FURNISHINGS--0.12%
         ------------------------------------------------------------------------------------------------------------------
         Leggett & Platt Inc.                                                               53,917               1,209,897
         Maytag Corp.                                                                       21,689                 618,136
         Whirlpool Corp.                                                                    18,889                 986,384
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,814,417
         ------------------------------------------------------------------------------------------------------------------

         HOUSEHOLD PRODUCTS / WARES--0.39%
         ------------------------------------------------------------------------------------------------------------------
         American Greetings Corp. "A"                         (1)                           18,123                 286,343
         Avery Dennison Corp.                                                               30,389               1,856,160
         Clorox Co.                                                                         60,982               2,515,507
         Fortune Brands Inc.                                                                41,379               1,924,537
         Newell Rubbermaid Inc.                                                             73,997               2,244,329
         Tupperware Corp.                                                                   16,141                 243,406
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                 9,070,282
         ------------------------------------------------------------------------------------------------------------------

         INSURANCE--4.87%
         ------------------------------------------------------------------------------------------------------------------
         ACE Ltd.                                                                           72,695               2,132,871
         AFLAC Inc.                                                                        142,878               4,303,485
         Allstate Corp. (The)                                                              194,722               7,202,767
         Ambac Financial Group Inc.                                                         29,383               1,652,500
         American International Group Inc.                                                 722,353              41,788,121
         AON Corp.                                                                          85,721               1,619,270
         Chubb Corp.                                                                        47,362               2,472,296
         CIGNA Corp.                                                                        38,616               1,587,890
         Cincinnati Financial Corp.                                                         44,720               1,679,236
         Hancock (John) Financial Services Inc.                                             79,863               2,228,178
         Hartford Financial Services Group Inc.                                             70,632               3,208,812
         Jefferson-Pilot Corp.                                                              39,796               1,516,626
         Lincoln National Corp.                                                             49,101               1,550,610
         Loews Corp.                                                                        51,322               2,281,776
         Marsh & McLennan Companies Inc.                                                   148,699               6,871,381


         MBIA Inc.                                                                          40,236               1,764,751
         MetLife Inc.                                                                      193,915               5,243,462
         MGIC Investment Corp.                                                              27,879               1,151,403
         Principal Financial Group Inc.                                                     93,368               2,813,178
         Progressive Corp. (The)                                                            60,282               2,991,796
         Prudential Financial Inc.                                                         156,842               4,978,165
         SAFECO Corp.                                                                       38,240               1,325,781
         St. Paul Companies Inc.                                                            62,691               2,134,629
         Torchmark Corp.                                                                    32,761               1,196,759
         Travelers Property Casualty Corp. "B"                (1)                          277,859               4,070,634
         UNUMProvident Corp.                                                                66,936               1,174,057
         XL Capital Ltd. "A"                                                                37,603               2,904,831
         ------------------------------------------------------------------------------------------------------------------
                                                                                                               113,845,265
         ------------------------------------------------------------------------------------------------------------------

         IRON / STEEL--0.06%
         ------------------------------------------------------------------------------------------------------------------
         Allegheny Technologies Inc.                                                        22,262                 138,692
         Nucor Corp.                                                                        21,692                 895,880
         United States Steel Corp.                                                          28,165                 369,525
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,404,097
         ------------------------------------------------------------------------------------------------------------------

         LEISURE TIME--0.39%
         ------------------------------------------------------------------------------------------------------------------
         Brunswick Corp.                                                                    24,900                 494,514
         Carnival Corp. "A"                                                                162,446               4,053,028
         Harley-Davidson Inc.                                                               83,786               3,870,913
         Sabre Holdings Corp.                                 (1)                           39,639                 717,862
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                 9,136,317
         ------------------------------------------------------------------------------------------------------------------

         LODGING--0.26%
         ------------------------------------------------------------------------------------------------------------------
         Harrah's Entertainment Inc.                          (1)                           30,945               1,225,422
         Hilton Hotels Corp.                                                               104,242               1,324,916
         Marriott International Inc. "A"                                                    65,912               2,166,527
         Starwood Hotels & Resorts Worldwide Inc.                                           55,260               1,311,872
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                 6,028,737
         ------------------------------------------------------------------------------------------------------------------

         MACHINERY--0.53%
         ------------------------------------------------------------------------------------------------------------------
         Caterpillar Inc.                                                                   95,286               4,356,476
         Cummins Inc.                                                                       11,571                 325,492
         Deere & Co.                                                                        66,051               3,028,438
         Dover Corp.                                                                        55,967               1,631,998
         Ingersoll-Rand Co. "A"                                                             46,843               2,017,060
         McDermott International Inc.                         (1)                           17,537                  76,812
         Rockwell Automation Inc.                                                           51,589               1,068,408
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                12,504,684
         ------------------------------------------------------------------------------------------------------------------

         MANUFACTURERS--4.83%
         ------------------------------------------------------------------------------------------------------------------
         Cooper Industries Ltd.                                                             25,578                 932,318
         Crane Co.                                                                          16,562                 330,081
         Danaher Corp.                                                                      42,187               2,771,686
         Eastman Kodak Co.                                                                  80,765               2,830,006
         Eaton Corp.                                                                        19,508               1,523,770
         General Electric Co.                                                            2,755,604              67,098,957
         Honeywell International Inc.                                                      227,318               5,455,632
         Illinois Tool Works Inc.                                                           84,840               5,502,722
         ITT Industries Inc.                                                                25,416               1,542,497
         Pall Corp.                                                                         33,888                 565,252
         Textron Inc.                                                                       38,055               1,635,984
         3M Co.                                                                            108,044              13,321,825
         Tyco International Ltd.                                                           552,437               9,435,624
         ------------------------------------------------------------------------------------------------------------------
                                                                                                               112,946,354
         ------------------------------------------------------------------------------------------------------------------

         MEDIA--3.65%
         ------------------------------------------------------------------------------------------------------------------
         AOL Time Warner Inc.                                 (1)                        1,237,789              16,215,036
         Clear Channel Communications Inc.                    (1)                          169,647               6,326,137


         Comcast Corp. "A"                                    (1)                          306,047               7,213,528
         Comcast Corp. Special "A"                            (1)                          336,762               7,607,454
         Dow Jones & Co. Inc.                                                               22,885                 989,319
         Gannett Co. Inc.                                                                   73,997               5,312,985
         Knight Ridder Inc.                                                                 22,841               1,444,693
         McGraw-Hill Companies Inc. (The)                                                   53,641               3,242,062
         Meredith Corp.                                                                     13,718                 563,947
         New York Times Co. "A"                                                             41,919               1,916,956
         Tribune Co.                                                                        84,377               3,835,778
         Univision Communications Inc. "A"                    (1)                           63,517               1,556,166
         Viacom Inc. "B"                                      (1)                          487,672              19,877,511
         Walt Disney Co. (The)                                                             565,445               9,222,408
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                85,323,980
         ------------------------------------------------------------------------------------------------------------------

         METAL FABRICATE / HARDWARE--0.02%
         ------------------------------------------------------------------------------------------------------------------
         Worthington Industries Inc.                                                        23,643                 360,319
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                   360,319
         ------------------------------------------------------------------------------------------------------------------

         MINING--0.43%
         ------------------------------------------------------------------------------------------------------------------
         Alcoa Inc.                                                                        233,746               5,324,734
         Freeport-McMoRan Copper & Gold Inc.                  (1)                           40,062                 672,240
         Newmont Mining Corp.                                                              111,200               3,228,136
         Phelps Dodge Corp.                                   (1)                           24,566                 777,514
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                10,002,624
         ------------------------------------------------------------------------------------------------------------------

         OFFICE / BUSINESS EQUIPMENT--0.16%
         ------------------------------------------------------------------------------------------------------------------
         Pitney Bowes Inc.                                                                  65,570               2,141,516
         Xerox Corp.                                          (1)                          203,474               1,637,966
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,779,482
         ------------------------------------------------------------------------------------------------------------------

         OIL & GAS PRODUCERS--5.22%
         ------------------------------------------------------------------------------------------------------------------
         Amerada Hess Corp.                                                                 24,742               1,362,047
         Anadarko Petroleum Corp.                                                           68,825               3,296,718
         Apache Corp.                                                                       39,848               2,270,938
         Burlington Resources Inc.                                                          55,726               2,376,714
         ChevronTexaco Corp.                                                               295,777              19,663,255
         ConocoPhillips                                                                    187,405               9,068,528
         Devon Energy Corp.                                                                 43,360               1,990,224
         EOG Resources Inc.                                                                 31,938               1,274,965
         Exxon Mobil Corp.                                                               1,863,431              65,108,279
         Kerr-McGee Corp.                                                                   27,760               1,229,768
         Kinder Morgan Inc.                                                                 33,757               1,426,908
         Marathon Oil Corp.                                                                 86,392               1,839,286
         Nabors Industries Ltd.                               (1)                           40,070               1,413,269
         Noble Corp.                                          (1)                           37,086               1,303,573
         Occidental Petroleum Corp.                                                        104,346               2,968,644
         Rowan Companies Inc.                                                               25,919                 588,361
         Sunoco Inc.                                                                        21,204                 703,549
         Transocean Inc.                                                                    88,426               2,051,483
         Unocal Corp.                                                                       71,381               2,182,831
         ------------------------------------------------------------------------------------------------------------------
                                                                                                               122,119,340
         ------------------------------------------------------------------------------------------------------------------

         OIL & GAS SERVICES--0.57%
         ------------------------------------------------------------------------------------------------------------------
         Baker Hughes Inc.                                                                  93,029               2,994,604
         BJ Services Co.                                      (1)                           43,415               1,402,739
         Halliburton Co.                                                                   120,806               2,260,280
         Schlumberger Ltd.                                                                 160,770               6,766,809
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                13,424,432
         ------------------------------------------------------------------------------------------------------------------

         PACKAGING & CONTAINERS--0.14%
         ------------------------------------------------------------------------------------------------------------------
         Ball Corp.                                                                         15,708                 804,093
         Bemis Co.                                                                          14,648                 726,980
         Pactiv Corp.                                         (1)                           43,979                 961,381


         Sealed Air Corp.                                     (1)                           23,304                 869,239
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,361,693
         ------------------------------------------------------------------------------------------------------------------

         PHARMACEUTICALS--8.30%
         ------------------------------------------------------------------------------------------------------------------
         Abbott Laboratories                                                               432,671              17,306,840
         Allergan Inc.                                                                      35,820               2,063,948
         AmerisourceBergen Corp.                                                            29,299               1,591,229
         Bristol-Myers Squibb Co.                                                          536,359              12,416,711
         Cardinal Health Inc.                                                              122,575               7,255,214
         Forest Laboratories Inc. "A"                         (1)                           50,104               4,921,215
         King Pharmaceuticals Inc.                            (1)                           66,804               1,148,361
         Lilly (Eli) and Co.                                                               311,067              19,752,755
         MedImmune Inc.                                       (1)                           69,469               1,887,473
         Merck & Co. Inc.                                                                  621,819              35,201,174
         Pfizer Inc.                                                                     1,706,501              52,167,736
         Pharmacia Corp.                                                                   358,007              14,964,693
         Schering-Plough Corp.                                                             406,087               9,015,131
         Watson Pharmaceuticals Inc.                          (1)                           29,563                 835,746
         Wyeth                                                                             367,070              13,728,418
         ------------------------------------------------------------------------------------------------------------------
                                                                                                               194,256,644
         ------------------------------------------------------------------------------------------------------------------

         PIPELINES--0.07%
         ------------------------------------------------------------------------------------------------------------------
         Dynegy Inc. "A"                                                                   101,977                 120,333
         El Paso Corp.                                                                     165,708               1,153,328
         Williams Companies Inc.                                                           142,680                 385,236
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,658,897
         ------------------------------------------------------------------------------------------------------------------

         REAL ESTATE INVESTMENT TRUSTS--0.28%
         ------------------------------------------------------------------------------------------------------------------
         Equity Office Properties Trust                                                    114,090               2,849,968
         Equity Residential                                                                 75,100               1,845,958
         Simon Property Group Inc.                                                          51,927               1,769,153
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                 6,465,079
         ------------------------------------------------------------------------------------------------------------------

         RETAIL--6.83%
         ------------------------------------------------------------------------------------------------------------------
         AutoZone Inc.                                        (1)                           27,299               1,928,674
         Bed Bath & Beyond Inc.                               (1)                           80,994               2,796,723
         Best Buy Co. Inc.                                    (1)                           89,034               2,150,171
         Big Lots Inc.                                        (1)                           32,004                 423,413
         Circuit City Stores Inc.                                                           57,986                 430,256
         CVS Corp.                                                                         108,767               2,715,912
         Darden Restaurants Inc.                                                            47,318                 967,653
         Dillards Inc. "A"                                                                  23,588                 374,106
         Dollar General Corp.                                                               92,447               1,104,742
         eBay Inc.                                            (1)                           85,478               5,797,118
         Family Dollar Stores Inc.                                                          47,872               1,494,085
         Federated Department Stores Inc.                     (1)                           54,401               1,564,573
         Gap Inc. (The)                                                                    244,699               3,797,728
         Home Depot Inc.                                                                   644,139              15,433,570
         Kohls Corp.                                          (1)                           93,353               5,223,100
         Limited Brands Inc.                                                               144,709               2,015,796
         Lowe's Companies Inc.                                                             216,079               8,102,963
         May Department Stores Co. (The)                                                    79,779               1,833,321
         McDonald's Corp.                                                                  351,642               5,654,403
         Nordstrom Inc.                                                                     37,604                 713,348
         Office Depot Inc.                                    (1)                           85,430               1,260,947
         Penney (J.C.) Co. Inc. (Holding Co.)                                               74,147               1,706,122
         RadioShack Corp.                                                                   46,757                 876,226
         Sears, Roebuck and Co.                                                             87,545               2,096,703
         Staples Inc.                                         (1)                          130,253               2,383,630
         Starbucks Corp.                                      (1)                          107,517               2,191,196
         Target Corp.                                                                      251,513               7,545,390
         Tiffany & Co.                                                                      40,285                 963,214
         TJX Companies Inc.                                                                146,384               2,857,416


         Toys R Us Inc.                                       (1)                           58,659                 586,590
         Walgreen Co.                                                                      283,779               8,283,509
         Wal-Mart Stores Inc.                                                            1,222,359              61,741,353
         Wendy's International Inc.                                                         31,919                 864,047
         Yum! Brands Inc.                                     (1)                           81,811               1,981,462
         ------------------------------------------------------------------------------------------------------------------
                                                                                                               159,859,460
         ------------------------------------------------------------------------------------------------------------------

         SEMICONDUCTORS--2.69%
         ------------------------------------------------------------------------------------------------------------------
         Advanced Micro Devices Inc.                          (1)                           95,331                 615,838
         Altera Corp.                                         (1)                          105,920               1,307,053
         Analog Devices Inc.                                  (1)                          101,269               2,417,291
         Applied Materials Inc.                               (1)                          456,281               5,945,341
         Applied Micro Circuits Corp.                         (1)                           83,336                 307,510
         Broadcom Corp. "A"                                   (1)                           76,318               1,149,349
         Intel Corp.                                                                     1,834,728              28,566,715
         KLA-Tencor Corp.                                     (1)                           52,280               1,849,144
         Linear Technology Corp.                                                            86,480               2,224,266
         LSI Logic Corp.                                      (1)                          102,779                 593,035
         Maxim Integrated Products Inc.                                                     88,779               2,933,258
         Micron Technology Inc.                               (1)                          167,443               1,630,895
         National Semiconductor Corp.                         (1)                           49,964                 749,960
         Novellus Systems Inc.                                (1)                           41,127               1,154,846
         NVIDIA Corp.                                         (1)                           42,227                 486,033
         PMC-Sierra Inc.                                      (1)                           46,151                 256,600
         QLogic Corp.                                         (1)                           25,949                 895,500
         Teradyne Inc.                                        (1)                           50,592                 658,202
         Texas Instruments Inc.                                                            479,278               7,193,963
         Xilinx Inc.                                          (1)                           93,460               1,925,276
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                62,860,075
         ------------------------------------------------------------------------------------------------------------------

         SOFTWARE--5.45%
         ------------------------------------------------------------------------------------------------------------------
         Adobe Systems Inc.                                                                 65,516               1,624,862
         Autodesk Inc.                                                                      31,314                 447,790
         Automatic Data Processing Inc.                                                    165,898               6,511,497
         BMC Software Inc.                                    (1)                           65,334               1,117,865
         Citrix Systems Inc.                                  (1)                           47,530                 585,570
         Computer Associates International Inc.                                            158,918               2,145,393
         Compuware Corp.                                      (1)                          104,793                 503,006
         Electronic Arts Inc.                                 (1)                           39,105               1,946,256
         First Data Corp.                                                                  208,345               7,377,496
         Fiserv Inc.                                          (1)                           53,000               1,799,350
         IMS Health Inc.                                                                    77,938               1,247,008
         Intuit Inc.                                          (1)                           56,881               2,668,857
         Mercury Interactive Corp.                            (1)                           23,385                 693,365
         Microsoft Corp.                                      (1)                        1,480,581              76,546,038
         Novell Inc.                                          (1)                          100,672                 336,244
         Oracle Corp.                                         (1)                        1,483,370              16,020,396
         Parametric Technology Corp.                          (1)                           72,157                 181,836
         PeopleSoft Inc.                                      (1)                           86,613               1,585,018
         Rational Software Corp.                              (1)                           53,937                 560,405
         Siebel Systems Inc.                                  (1)                          134,033               1,002,567
         Yahoo! Inc.                                          (1)                          163,765               2,677,558
         ------------------------------------------------------------------------------------------------------------------
                                                                                                               127,578,377
         ------------------------------------------------------------------------------------------------------------------

         TELECOMMUNICATION EQUIPMENT--0.81%
         ------------------------------------------------------------------------------------------------------------------
         ADC Telecommunications Inc.                          (1)                          220,052                 459,909
         Andrew Corp.                                         (1)                           27,122                 278,814
         Avaya Inc.                                           (1)                          100,020                 245,049
         CIENA Corp.                                          (1)                          119,237                 612,878
         Comverse Technology Inc.                             (1)                           52,190                 522,944
         JDS Uniphase Corp.                                   (1)                          391,304                 966,521
         Lucent Technologies Inc.                             (1)                          952,066               1,199,603
         Motorola Inc.                                                                     637,058               5,510,552


         QUALCOMM Inc.                                        (1)                          217,375               7,910,276
         Scientific-Atlanta Inc.                                                            42,805                 507,667
         Tellabs Inc.                                         (1)                          114,412                 831,775
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                19,045,988
         ------------------------------------------------------------------------------------------------------------------

         TELECOMMUNICATIONS--1.80%
         ------------------------------------------------------------------------------------------------------------------
         AT&T Wireless Services Inc.                          (1)                          750,014               4,237,579
         Citizens Communications Co.                          (1)                           78,015                 823,058
         Corning Inc.                                         (1)                          318,577               1,054,490
         Nextel Communications Inc. "A"                       (1)                          266,619               3,079,449
         Qwest Communications International Inc.              (1)                          469,256               2,346,280
         Sprint Corp. (PCS Group)                             (1)                          276,515               1,211,136
         Verizon Communications Inc.                                                       757,559              29,355,411
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                42,107,403
         ------------------------------------------------------------------------------------------------------------------

         TELEPHONE--2.26%
         ------------------------------------------------------------------------------------------------------------------
         Alltel Corp.                                                                       86,109               4,391,559
         AT&T Corp.                                                                        213,290               5,569,002
         BellSouth Corp.                                                                   514,759              13,316,815
         CenturyTel Inc.                                                                    39,454               1,159,159
         SBC Communications Inc.                                                           919,390              24,924,663
         Sprint Corp. (FON Group)                                                          247,643               3,585,871
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                52,947,069
         ------------------------------------------------------------------------------------------------------------------

         TEXTILES--0.09%
         ------------------------------------------------------------------------------------------------------------------
         Cintas Corp.                                                                       47,098               2,154,734
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,154,734
         ------------------------------------------------------------------------------------------------------------------

         TOBACCO--1.10%
         ------------------------------------------------------------------------------------------------------------------
         Philip Morris Companies Inc.                                                      572,900              23,219,637
         R.J. Reynolds Tobacco Holdings Inc.                                                24,477               1,030,726
         UST Inc.                                                                           46,743               1,562,618
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                25,812,981
         ------------------------------------------------------------------------------------------------------------------

         TOYS / GAMES / HOBBIES--0.12%
         ------------------------------------------------------------------------------------------------------------------
         Hasbro Inc.                                                                        47,830                 552,437
         Mattel Inc.                                                                       121,025               2,317,629
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,870,066
         ------------------------------------------------------------------------------------------------------------------

         TRANSPORTATION--1.48%
         ------------------------------------------------------------------------------------------------------------------
         Burlington Northern Santa Fe Corp.                                                104,617               2,721,088
         CSX Corp.                                                                          58,978               1,669,667
         FedEx Corp.                                                                        82,555               4,476,132
         Norfolk Southern Corp.                                                            107,566               2,150,244
         Union Pacific Corp.                                                                70,120               4,198,084
         United Parcel Service Inc. "B"                                                    309,187              19,503,516
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                34,718,731
         ------------------------------------------------------------------------------------------------------------------

         TRUCKING & LEASING--0.02%
         ------------------------------------------------------------------------------------------------------------------
         Ryder System Inc.                                                                  17,230                 386,641
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                   386,641
         ------------------------------------------------------------------------------------------------------------------

         TOTAL COMMON STOCKS
         (Cost: $2,647,065,540)                                                                              2,244,860,969
         ------------------------------------------------------------------------------------------------------------------

         Security                                                                   Shares or Face
                                                                                             Value                   Value
         ------------------------------------------------------------------------------------------------------------------

         SHORT TERM INSTRUMENTS--5.84%
         ------------------------------------------------------------------------------------------------------------------
         Barclays Global Investors Funds Institutional Money
         Market Fund, Institutional Shares                                             122,039,520             122,039,520

         BlackRock Temp Cash Money Market Fund                                           5,643,616               5,643,616

         Dreyfus Money Market Fund                                                         486,519                 486,519

         Goldman Sachs Financial Square Prime Obligation Fund                              423,822                 423,822



         U.S. Treasury Bill
           1.17%(2), 03/27/03(3)                                                      $  8,150,000               8,127,938
         ------------------------------------------------------------------------------------------------------------------
         TOTAL SHORT TERM INSTRUMENTS
         (Cost: $136,722,011)                                                                                   136,721,415
         ------------------------------------------------------------------------------------------------------------------


         TOTAL INVESTMENTS IN SECURITIES -- 101.78%
         (Cost $2,783,787,551)                                                                                2,381,582,384
         -------------------------------------------------------------------------------------------------------------------
         Other Assets, Less Liabilities -- (1.78%)                                                              (41,663,299)
         -------------------------------------------------------------------------------------------------------------------
         NET ASSETS -- 100.00%                                                                               $2,339,919,085
         ===================================================================================================================

(1)      Non-income earning securities.
(2)      Yield to Maturity.
(3)      This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002
--------------------------------------------------------------------------------

ASSETS


Investments in securities, at value (including securities on loan (1)) (Cost:  $2,783,787,551) (Note 1)     $     2,381,582,384
Receivables:
      Dividends and interest                                                                                          3,890,765
      Due from broker - variation margin                                                                                146,195
                                                                                                           ---------------------
Total Assets                                                                                                      2,385,619,344
                                                                                                           ---------------------
LIABILITIES
Payables:
      Collateral for securities loaned (Note 4)                                                                      45,475,450
      Due to Bank                                                                                                         1,736
      Advisory fees (Note 2)                                                                                            223,073
                                                                                                           ---------------------
Total Liabilities                                                                                                    45,700,259
                                                                                                           ---------------------
NET ASSETS                                                                                                  $     2,339,919,085
                                                                                                           =====================

--------------------------------------------------------------------------------------------------------------------------------

(1)   Securities on loan with market value of $43,498,462. See Note 4.

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2002

--------------------------------------------------------------------------------


NET INVESTMENT INCOME
      Dividends (Net of foreign withholding tax of $113,931)                                          $          40,333,823
      Interest                                                                                                    1,442,527
      Securities lending income                                                                                      92,278
                                                                                                     -----------------------
Total investment income                                                                                          41,868,628
                                                                                                     -----------------------
EXPENSES (Note 2)
      Advisory fees                                                                                               1,291,462
                                                                                                     -----------------------
Total expenses                                                                                                    1,291,462
                                                                                                     -----------------------
Net investment income                                                                                            40,577,166
                                                                                                     -----------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Net realized loss on sale of investments                                                                 (236,862,884)
      Net realized loss on futures contracts                                                                    (18,956,405)
      Net change in unrealized appreciation (depreciation) of investments                                      (454,424,345)
      Net change in unrealized appreciation (depreciation) of futures contracts                                  (2,667,819)
                                                                                                     -----------------------
Net loss on investments                                                                                        (712,911,453)
                                                                                                     -----------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $        (672,334,287)
                                                                                                     =======================

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      FOR THE YEAR ENDED       FOR THE YEAR ENDED
                                                                                      DECEMBER 31, 2002        DECEMBER 31, 2001
                                                                                  ------------------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
      Net investment income                                                        $           40,577,166   $           37,024,939
      Net realized loss                                                                      (255,819,289)             (12,632,674)
      Net change in unrealized appreciation (depreciation)                                   (457,092,164)            (404,143,934)
                                                                                  ------------------------  -----------------------
Net decrease in net assets resulting from operations                                         (672,334,287)            (379,751,669)
                                                                                  ------------------------  -----------------------
INTERESTHOLDER TRANSACTIONS:
      Contributions                                                                         1,124,925,648              931,988,808
      Withdrawals                                                                            (904,586,226)            (988,412,872)
                                                                                  ------------------------  -----------------------
Net increase (decrease) in net assets resulting from interestholder transactions              220,339,422              (56,424,064)
                                                                                  ------------------------  -----------------------
Decrease in net assets                                                                       (451,994,865)            (436,175,733)
NET ASSETS:
Beginning of year                                                                           2,791,913,950            3,228,089,683
                                                                                  ------------------------  -----------------------
End of year                                                                        $        2,339,919,085   $        2,791,913,950
                                                                                  ========================  =======================

--------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate only to the S&P 500 Index Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount on debt securities purchased using a constant yield to maturity method.

     FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).


     FUTURES CONTRACTS

     The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange

Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

     As of December 31, 2002, the open futures contracts outstanding were as follows:

    --------------------------------------------------------------------------------------------------------
        NUMBER OF                    FUTURES     EXPIRATION             NOTIONAL         NET UNREALIZED
        CONTRACTS                      INDEX           DATE       CONTRACT VALUE           DEPRECIATION
    --------------------------------------------------------------------------------------------------------

          361                        S&P 500       03/20/03     $     79,320,725     $       (2,398,295)

    --------------------------------------------------------------------------------------------------------


     The Master Portfolio has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a face amount of $8,150,000.

     REPURCHASE AGREEMENTS

     The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Master Portfolio held no repurchase agreements at December 31, 2002.


2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.05% of the average daily net assets of the Master Portfolio as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the year ended December 31, 2002, BGIS did not receive any brokerage commissions from the Master Portfolio.

     Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") of Barclays Global Investors Funds. The IMMF is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio, which is managed by BGFA, the Master Portfolio's investment advisor. The IMMF is an open-end money market fund available only to institutional investors, including other investment companies managed by BGFA. The IMMF seeks a high level of income consistent with liquidity and the preservation of capital. While the IMMF does not directly charge an advisory fee, the master portfolio in which it invests does charge an advisory fee. Income distributions from the IMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio are recorded as either interest income or securities lending income in the accompanying Statement of Operations.

     Pursuant to Rule 17a-7 of the 1940 Act, the Master Portfolio executed cross trades for the year ended December 31, 2002. Cross trading is the buying or selling of portfolio securities between funds to which BGFA serves as investment advisor. The Board has concluded that all such transactions were done in compliance with the requirements and restrictions set forth by Rule 17a-7.

     Certain officers and trustees of MIP are also officers or employees of Stephens and BGI. As of December 31, 2002, these officers or employees of Stephens and BGI collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     Investment transactions (excluding short-term investments) for the year ended December 31, 2002, were as follows:

                  Purchases at cost                  $  491,534,041
                  Sales proceeds                        300,747,965

     At December 31, 2002, the cost of investments for federal income tax purposes was $2,891,970,317. Net unrealized depreciation aggregated $510,387,933, of which $94,505,075 represented gross unrealized appreciation on securities and $604,893,008 represented gross unrealized depreciation on securities.

4.   PORTFOLIO SECURITIES LOANED

     The Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

     As of December 31, 2002, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in money market mutual funds. The market value of the securities on loan at December 31, 2002 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities.

5.   FINANCIAL HIGHLIGHTS

     Financial highlights for the Master Portfolio were as follows:

--------------------------------------------------------------------------------------------------------------------

                                 YEAR ENDED    YEAR ENDED    YEAR ENDED   PERIOD ENDED    YEAR ENDED    YEAR ENDED
                               DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  FEBRUARY 28,  FEBRUARY 28,
                                       2002          2001          2000         1999 1          1999          1998

--------------------------------------------------------------------------------------------------------------------
       Ratio of expenses    2        0.05 %        0.05 %        0.05 %         0.05 %        0.05 %        0.05 %
       to average net
       assets

       Ratio of net         2        1.57 %        1.31 %        1.22 %         1.44 %        1.61 %        1.89 %
       investment income
       to average net
       assets

       Portfolio turnover              12 %           9 %          10 %            7 %          11 %           6 %
       rate

       Total return                (22.05)%      (11.96)%       (9.19)%        19.82 % 3     19.65 %       34.77 %

--------------------------------------------------------------------------------------------------------------------

1  FOR THE TEN MONTHS ENDED DECEMBER 31, 1999. THE MASTER PORTFOLIO CHANGED ITS FISCAL YEAR END FROM FEBRUARY 28 TO
   DECEMBER 31.
2  ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
3  NOT ANNUALIZED.

INDEPENDENT ACCOUNTANTS' REPORT


To the Interestholders and Board of Trustees of Master Investment Portfolio:

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the S&P 500 Index Master Portfolio, a portfolio of Master Investment Portfolio (the "Portfolio"), at December 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

     The financial statements of the Portfolio at December 31, 2000 and for the periods then ended were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those statements.



PricewaterhouseCoopers LLP
San Francisco, California
February 7, 2003

MASTER INVESTMENT PORTFOLIO
TRUSTEES INFORMATION  - UNAUDITED

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolio. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified.

Master Investment Portfolio, Barclays Global Investors Funds ("BGIF"), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Trustee for BGIF and oversees 23 portfolios within the fund complex. In addition, Richard K. Lyons serves as a Trustee for iShares Trust and as a Director for iShares, Inc. and oversees 101 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 111 Center Street, Little Rock, Arkansas 72201. Additional information about the Master Portfolio's Trustees may be found in the Master Portfolio's Statement of Additional Information, which is available without charge upon request by calling toll-free 1-888-204-3956.

                                                  INTERESTED TRUSTEES AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                            OTHER PUBLIC COMPANY AND
NAME, ADDRESS AND AGE         POSITION(S), LENGTH OF    PRINCIPAL OCCUPATION                                INVESTMENT COMPANY
                              SERVICE                   DURING PAST FIVE YEARS                              DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
LEE T. KRANEFUSS,* 40         Trustee since November    Chief Executive Officer of the Individual           None.
45 Fremont Street             16, 2001, Chairman and    Investors Business of Barclays Global Investors,
San Francisco, CA  94105      President                 N.A. ("BGI")
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL A. LATHAM, 37         Treasurer and Chief       Director of Mutual Fund Delivery of the             None.
45 Fremont Street             Financial Officer         Individual Investors Business of BGI (since
San Francisco, CA 94105                                 2000); Head of Operations, BGI Europe
                                                        (1997-2000); Manager of Portfolio Accounting
                                                        Group (1994-1997)
------------------------------------------------------------------------------------------------------------------------------------
RICHARD H. BLANK, JR., 46     Secretary                 Senior Vice President of Stephens Inc.              Director of Capo, Inc.

------------------------------------------------------------------------------------------------------------------------------------

   * LEE T. KRANEFUSS IS DEEMED TO BE AN "INTERESTED PERSON" OF THE TRUST BECAUSE HE SERVES AS CHIEF EXECUTIVE OFFICER OF THE
   INDIVIDUAL INVESTOR BUSINESS OF BGI, THE CO-ADMINISTRATOR OF THE MASTER PORTFOLIO AND THE PARENT COMPANY OF BGFA, THE
   INVESTMENT ADVISOR OF THE MASTER PORTFOLIO.

                                                        INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                            OTHER PUBLIC COMPANY AND
NAME, ADDRESS AND AGE         POSITION(S), LENGTH OF    PRINCIPAL OCCUPATION                                INVESTMENT COMPANY
                              SERVICE                   DURING PAST FIVE YEARS                              DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
MARY G. F. BITTERMAN, 58      Trustee since November    President and Chief Executive Office of The James   Director of Pacific
                              16, 2001                  Irvine Foundation (non-profit foundation);          Century Financial
                                                        President and Chief Executive Officer of KQED,      Corporation/ Bank of
                                                        Inc. (public television and radio) from 1993-2002.  Hawaii.
------------------------------------------------------------------------------------------------------------------------------------
JACK S. EUPHRAT, 80           Trustee since October     Private Investor                                    None.
                              20, 1993
------------------------------------------------------------------------------------------------------------------------------------
W. RODNEY HUGHES, 76          Trustee since October     Private Investor                                    Trustee of the Wells
                              20, 1993                                                                      Fargo Funds (oversees 96
                                                                                                            portfolios); President
                                                                                                            of Wells Fargo Funds
                                                                                                            November 1999 to May
                                                                                                            2000.
------------------------------------------------------------------------------------------------------------------------------------
RICHARD K. LYONS, 41          Trustee since November    Professor, University of California, Berkeley:      Director of Matthews
                              16, 2001                  Haas School of Business; Member, Council of         Asian Funds (oversees 6
                                                        Foreign Relations                                   portfolios).
------------------------------------------------------------------------------------------------------------------------------------
LEO SOONG, 56                 Trustee since February    Managing Director of CG Roxane LLC (water           None.
                              9, 2000                   company); Co-Founder of Crystal Geyser Water Co.;
                                                        President of Crystal Geyser Water Co. (through
                                                        2000).
------------------------------------------------------------------------------------------------------------------------------------